Supplementary Information to the Statements of Profit and Loss - Schedule of Cost of Goods Sold (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Goods Sold [Line Items]
Total General and administrative		$ 15,702	$ 14,381	$ 12,803
Translation differences of financial assets and liabilities		45	(94)	(250)
Total Financial (expense) income		(6,717)	(1,635)	(6,791)
Total Selling and marketing		18,428	16,193	15,284
Total Cost of goods sold	[1]	90,986	87,029	82,636
Cost of goods sold [Member]
Schedule of Cost of Goods Sold [Line Items]
Cost of materials		46,673	70,308	53,666
Salary and related expenses		17,820	16,330	14,967
Subcontractors		6,302	6,354	4,673
Depreciation and amortization	[2]	9,274	9,000	8,553
Energy		1,390	1,383	1,365
Other manufacturing expenses		1,812	1,235	1,785
Total Cost of goods sold before Inventory change		83,271	104,610	85,009
Decrease (increase) in inventories		7,715	(17,581)	(2,373)
Total Cost of goods sold		90,986	87,029	82,636
Research and development [Member]
Schedule of Cost of Goods Sold [Line Items]
Salary and related expenses		5,621	5,110	5,608
Subcontractors		5,354	4,677	4,216
Materials and allocation of facility costs		2,693	2,971	2,538
Depreciation and amortization		648	586	574
Others		869	589	236
Total Research and development		15,185	13,933	13,172
Selling and marketing [Member]
Schedule of Cost of Goods Sold [Line Items]
Salary and related expenses		5,916	4,907	4,047
Packing, shipping and delivery		1,612	1,366	1,484
Marketing and advertising		3,830	2,634	3,676
Registration and marketing fees		3,705	4,362	3,463
Depreciation and amortization	[3]	2,085	2,090	2,056
Others		1,280	834	558
Total Selling and marketing		18,428	16,193	15,284
General and administrative [Member]
Schedule of Cost of Goods Sold [Line Items]
Salary and related expenses		5,811	5,283	4,455
Employees welfare		1,608	1,337	1,299
Professional fees and public company expenses		4,290	4,305	4,213
Depreciation, amortization and impairment		1,211	1,035	973
Information technology related expenses		1,772	1,201	905
Others		1,010	1,220	958
Total General and administrative		15,702	14,381	12,803
Financial (expense)income [Member]
Schedule of Cost of Goods Sold [Line Items]
Interest income from cash deposit		2,118	588	91
Revaluation of long term liabilities		(8,081)	(980)	(6,266)
Fees and interest expense to financial institutions		(660)	(1,298)	(914)
Derivatives instruments measured at fair value		(139)	149	548
Total Financial (expense) income		$ (6,717)	$ (1,635)	$ (6,791)

[1]	For amortization expenses included in costs of revenues from proprietary products see Note 22(c); for inventory impairment, included mainly in costs of revenues from proprietary products see Note 8.
[2]	Including amortization of intangible assets in the amount of $5,376 for each of the years ended December 31, 2024, 2023 and 2022.
[3]	Including amortization of intangible assets in the amount of $1,807 for each of the years ended December 2024 and 2023, and 2022.